Income taxes (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Current tax expense (income)	$ (2,745)	$ (2,383)	$ (2,426)
Deferred tax expense (income)	360	682	1,875
Income tax expense from continuing operations	(2,385)	(1,701)	(551)
Switzerland
Statement [line items]
Current tax expense (income)	(1,397)	(897)	(1,136)
Deferred tax expense (income)	(1,150)	(245)	355
Foreign
Statement [line items]
Current tax expense (income)	(1,348)	(1,486)	(1,290)
Deferred tax expense (income)	$ 1,510	$ 927	1,520
Discontinued operations [member]
Statement [line items]
Income tax expense from continuing operations			$ 208